Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ 3,651	$ 1,753	$ (2,632)	$ 3,452	$ 1,777
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock based compensation	(39)	(14)	(32)	(53)	(110)
Net change in:
Other assets	1,568	613	(2,783)	(846)	(3,018)
Other liabilities	(176)	401	(425)	1,280	(1,317)
Net cash provided by (used in) operating activities	4,857	6,809	4,068	17,018	16,085
Investing activities:
Net cash used in investing activities	(29,997)	(9,508)	2,941	(2,406)	47,204
Financing activities:
Net cash provided by financing activities	22,357	44,501	(34,262)	7,421	(61,554)
Net increase (decrease) in cash on deposit with subsidiary	(2,783)	41,802	(27,253)	22,033	1,735
Cash on deposit with subsidiary, January 1	19,346	46,599	46,599	24,566	22,831
Cash on deposit with subsidiary, December 31	16,563	88,401	19,346	46,599	24,566
Parent Company [Member]
Operating activities:
Net income (loss)			(2,632)	3,452	1,777
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in undistributed net (income) loss of subsidiary			(2,165)	3,984	2,097
Stock based compensation			32	53	110
Net change in:
Other assets			194	(844)	(320)
Other liabilities			273	358	282
Net cash provided by (used in) operating activities			32	(965)	(248)
Investing activities:
Subordinated debt to subsidiary			0	0	11,000
Increase in investment in subsidiary			(13,000)	0	(11,000)
Net cash used in investing activities			(13,000)	0	0
Financing activities:
Issuance of common stock under dividend reinvestment and employee stock plans			0	37	80
Director stock grant			32	23	22
Net proceeds from issuance of common stock in private placements and rights offering			23,550	0	0
Net proceeds from issuance of preferred stock in private placements			21,560	0	0
Net cash provided by financing activities			45,142	60	102
Net increase (decrease) in cash on deposit with subsidiary			32,174	(905)	(146)
Cash on deposit with subsidiary, January 1		2,994	2,994	3,899	4,045
Cash on deposit with subsidiary, December 31			$ 35,168	$ 2,994	$ 3,899